Fair Value Measurements - Summary of Reconciliation of Financial Assets Measured at Fair Value on Recurring Basis using Unobservable Inputs (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Balance at the beginning of the year	¥ 49,468,402	$ 7,194,881	¥ 122,400,000
Additions during the period			155,000,000
Unrealized fair value (loss) included in other comprehensive income	1,096,457	159,473	(531,598)
Disposals during the period			(227,400,000)
Balance at the ending of the year	¥ 50,564,859	$ 7,354,354	¥ 49,468,402